Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2022
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost		$ 4,665,334	$ 4,598,930
Accumulated Amortization
Closing net book amount	4,665,334	4,665,334	4,598,930
Opening net book amount	4,598,930
Additions	66,404
Gamma Linolenic Acid (“GLA”) assets and licensing rights to Arachidonic Acid (“ARA”) [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost		3,045,456	3,000,000
Accumulated Amortization
Closing net book amount	3,045,456	3,045,456	3,000,000
Opening net book amount	3,000,000
Additions	45,456
SPC® technology [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost		1,619,878	1,598,930
Accumulated Amortization
Closing net book amount	1,619,878	$ 1,619,878	$ 1,598,930
Opening net book amount	1,598,930
Additions	$ 20,948